Share-based Compensation - Expense and liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation
Total expense recognized	$ 1,034	$ 850	$ 480
Total accrued cash distribution	$ 542	$ 428